United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Six months ended 08/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2016
Share Class	Ticker
A	FHYAX
C	FHYCX
Institutional	FHTIX
Service	FHYTX

Federated High Yield Trust
Fund Established 1984

A Portfolio of Federated High Yield Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2016 through August 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.3%
Health Care	10.0%
Media Entertainment	7.0%
Cable Satellite	6.4%
Midstream	6.0%
Packaging	5.9%
Independent Energy	4.7%
Wireless Communications	4.7%
Financial Institutions	3.8%
Gaming	3.7%
Automotive	3.6%
Pharmaceuticals	3.6%
Other[3]	27.0%
Cash Equivalents[4]	2.3%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—85.7%
		Aerospace/Defense—1.0%
$1,150,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$1,173,000
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,753,125
775,000		TransDigm, Inc., 7.50%, 7/15/2021	822,953
1,425,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,489,125
1,800,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,869,750
1,300,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,355,250
1,375,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	1,409,375
		TOTAL	9,872,578
		Automotive—2.9%
1,525,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,549,782
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	628,500
1,750,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,837,500
2,025,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,126,250
4,625,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	4,416,875
1,375,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,442,884
1,100,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,155,000
1,725,000	[1]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,714,219
2,050,000	[1,2]	J.B. Poindexter & Co, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,214,000
1,425,000		Lear Corp., 4.75%, 1/15/2023	1,492,687
400,000		Lear Corp., 5.25%, 1/15/2025	434,000
2,200,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,278,364
575,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	592,250
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	752,187
1,100,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,221,000
550,000	[1,2]	Schaeffler AG, Series 144a, 6.875%, 8/15/2018	565,125
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,463,000
1,750,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,833,125
375,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	387,188
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,011,750
		TOTAL	29,115,686
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—2.0%
$475,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	$515,375
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	603,750
1,550,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,615,875
650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	689,000
1,100,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,188,000
875,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	962,500
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	267,343
525,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	560,438
2,175,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,267,437
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,091,625
2,125,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	2,337,500
2,325,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	2,435,554
625,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	647,656
3,650,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,869,000
850,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	925,437
		TOTAL	19,976,490
		Cable Satellite—6.3%
125,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	130,625
450,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	472,500
800,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	843,408
2,700,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,963,250
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,903,500
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,531,563
1,300,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,394,250
600,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	636,750
375,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	405,000
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	509,438
425,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	414,639
1,200,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,134,000
1,750,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,778,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	$811,000
5,250,000		Charter Communications Holdings II, 5.125%, 2/15/2023	5,525,625
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	533,125
1,775,000		DISH DBS Corp., 5.00%, 3/15/2023	1,713,052
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	3,012,687
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,311,750
950,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	1,016,016
1,250,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	375,000
1,450,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	436,813
900,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	704,250
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,489,750
4,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,835,937
2,675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,026,312
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,544,907
4,050,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,758,750
600,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	653,250
1,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,471,750
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,372,219
1,925,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	2,021,250
2,950,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	3,042,187
800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	838,000
3,575,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	3,852,062
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,801,750
800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	838,000
950,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,016,500
1,475,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,506,344
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	261,563
600,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	606,000
		TOTAL	63,493,209
		Chemicals—2.3%
1,875,000		Ashland, Inc., 4.75%, 8/15/2022	1,971,093
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$800,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	$836,000
2,100,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,018,625
1,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,638,000
2,275,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	1,983,527
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,408,985
1,750,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,824,375
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	1,478,438
1,775,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,885,937
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	578,875
6,700,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	6,381,750
675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	731,531
		TOTAL	23,737,136
		Construction Machinery—0.3%
800,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	832,000
625,000		United Rentals, Inc., 4.625%, 7/15/2023	641,750
1,950,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,015,813
		TOTAL	3,489,563
		Consumer Cyclical Services—0.9%
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,307,438
2,175,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,995,562
3,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	3,483,000
850,000	[1,2]	IHS Markit Ltd., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	907,375
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	284,625
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	874,500
		TOTAL	8,852,500
		Consumer Products—2.7%
5,450,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	5,691,844
2,700,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,261,250
3,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,759,375
2,600,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,775,500
4,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,472,000
800,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	858,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$1,875,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	$2,041,406
950,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	1,029,563
1,925,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,014,031
800,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	837,600
400,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	420,800
800,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	846,000
		TOTAL	27,007,369
		Diversified Manufacturing—1.2%
2,800,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,922,500
2,050,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,901,375
1,950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,516,125
1,800,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,890,000
2,500,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,593,750
1,675,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,716,875
		TOTAL	12,540,625
		Financial Institutions—3.5%
1,375,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,455,781
350,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	378,000
5,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	6,058,062
2,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,863,437
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	842,000
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,411,313
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	347,100
1,675,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,779,688
3,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,989,000
350,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	371,000
4,950,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	5,073,750
1,125,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,195,875
1,450,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,643,938
250,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	238,438
3,275,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,103,062
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$300,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	$310,125
325,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	313,625
5,300,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	5,314,840
		TOTAL	35,689,034
		Food & Beverage—2.3%
5,850,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,433,187
1,125,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,169,297
1,175,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,221,266
375,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	390,469
2,275,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,360,312
550,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	595,375
3,375,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,375,000
450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	479,273
950,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,060,438
2,725,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	3,126,937
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,470,000
2,725,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,868,062
		TOTAL	23,549,616
		Gaming—3.4%
1,225,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	1,316,875
2,300,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,495,500
2,550,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,346,000
925,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,018,656
1,125,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,231,875
3,075,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,582,375
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	505,125
250,000		MGM Resorts International, 5.25%, 3/31/2020	267,938
775,000		MGM Resorts International, 6.00%, 3/15/2023	843,278
1,175,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,169,125
950,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	1,033,125
3,075,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	3,309,469
2,775,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,899,875
2,525,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,581,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$1,950,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	$2,013,375
4,250,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,303,125
580,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	594,500
2,200,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,339,858
		TOTAL	33,851,886
		Health Care—9.0%
3,425,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,609,094
3,050,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,996,625
2,850,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,953,312
1,375,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,359,531
6,225,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	5,197,875
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	863,600
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,732,578
2,325,000		Emdeon, Inc., 11.00%, 12/31/2019	2,459,268
850,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	903,125
3,125,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,171,875
950,000		HCA, Inc., 4.50%, 2/15/2027	961,875
325,000		HCA, Inc., 4.75%, 5/1/2023	340,844
4,550,000		HCA, Inc., 5.00%, 3/15/2024	4,823,000
1,150,000		HCA, Inc., 5.25%, 6/15/2026	1,231,938
3,775,000		HCA, Inc., 5.875%, 2/15/2026	3,998,216
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,304,625
1,550,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,708,875
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,869,711
2,125,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,431,212
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,476,406
3,800,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,462,750
1,300,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,371,500
1,725,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,806,938
825,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	848,719
500,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	527,500
2,850,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	3,070,875
8,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,673,625
4,325,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,530,783
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,025,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	$3,191,375
3,225,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	3,523,312
850,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	888,250
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,052,500
2,375,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,416,563
1,575,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,578,938
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,637,188
3,325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,181,609
3,225,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,668,437
		TOTAL	90,824,447
		Independent Energy—4.7%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	1,080,187
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,240,625
450,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	453,375
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	981,094
425,000		Approach Resources, Inc., 7.00%, 6/15/2021	317,688
1,900,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,885,750
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,133,000
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	540,533
1,525,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,456,375
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	423,500
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	540,000
600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	529,500
2,600,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,463,500
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	533,750
825,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	455,812
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	179,563
300,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	195,000
825,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	851,812
1,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,489,125
1,675,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	1,599,625
800,000		Laredo Petroleum, 5.625%, 1/15/2022	752,000
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	430,875
1,450,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,471,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,050,000		Legacy Reserves, 6.625%, 12/1/2021	$519,750
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	985,625
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	536,250
2,225,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,635,375
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,205,750
2,000,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,870,000
450,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	417,375
350,000		PDC Energy, Inc., 7.75%, 10/15/2022	369,250
375,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	389,063
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	689,500
775,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	814,137
1,475,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,541,375
775,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	769,187
1,842,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,786,740
2,325,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,394,750
450,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	472,500
875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	806,094
1,075,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,010,500
150,000		SM Energy Co., Sr. Unsecd. Note, 6.125%, 11/15/2022	146,625
1,575,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,551,375
800,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	732,000
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	394,188
800,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	782,000
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	154,781
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	470,250
925,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	827,875
3,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,772,000
		TOTAL	47,048,754
		Industrial - Other—1.8%
250,000		Anixter International, Inc., 5.125%, 10/1/2021	263,750
2,550,000		Anixter, Inc., 5.50%, 3/1/2023	2,693,437
2,625,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,677,500
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	2,016,438
2,225,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,339,031
3,775,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,529,625
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,752,969
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$2,175,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	$1,968,375
		TOTAL	18,241,125
		Leisure—0.2%
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,050,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,073,625
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	893,563
		TOTAL	1,967,188
		Lodging—0.1%
950,000	[1,2]	Hilton Escrow LLC/Hilton Escrow Issuer Corp., Series 144A, 4.25%, 9/1/2024	972,562
325,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	332,313
		TOTAL	1,304,875
		Media Entertainment—5.8%
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,649,031
625,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	657,031
450,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	480,375
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,422,719
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,846,688
800,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	852,000
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	304,875
3,700,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,894,250
1,100,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	467,500
1,450,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,587,750
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,412,187
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,022,531
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,738,000
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	238,219
2,325,000		Gray Television, Inc., 7.50%, 10/1/2020	2,420,906
1,625,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,698,125
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,203,750
375,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 5.75%, 2/1/2026	406,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	$876,563
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	367,063
1,250,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,364,063
2,650,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,828,875
1,150,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	1,233,375
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,742,000
900,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	920,250
4,300,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,433,816
625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	652,344
2,050,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	2,091,000
1,775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,686,250
3,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	4,019,785
825,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	833,250
675,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	718,875
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,799,937
2,050,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	2,073,062
3,750,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,853,125
325,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	334,750
		TOTAL	58,131,195
		Metals & Mining—1.8%
3,450,000		ArcelorMittal SA, 6.125%, 6/1/2025	3,726,000
3,225,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,781,562
4,300,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,375,500
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	522,500
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	313,500
2,250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,379,375
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	106,000
650,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	529,750
1,675,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,407,000
1,800,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	2,029,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,105,125	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	$922,780
		TOTAL	18,093,467
		Midstream—5.5%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	404,530
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	947,909
725,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	775,750
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,152,938
2,750,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,956,250
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	675,000
725,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	701,438
750,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	806,250
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	571,876
450,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	439,875
1,725,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	1,690,500
3,550,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,656,500
1,075,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,182,500
2,425,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,200,687
1,300,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	1,231,750
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,437,313
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	285,507
1,725,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	1,768,125
2,025,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,095,875
600,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	594,000
375,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	378,792
2,425,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	2,483,042
975,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	996,109
1,725,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,746,253
100,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	91,500
750,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	693,750
2,400,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,532,000
1,150,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	1,220,438
900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	951,750
1,600,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	1,720,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	$2,233,000
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	532,800
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	938,875
3,450,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,273,187
700,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	714,000
100,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	107,000
1,396,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,437,880
1,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,101,843
1,850,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	1,967,475
1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,152,938
2,400,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,472,000
1,150,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	1,181,625
		TOTAL	55,500,830
		Oil Field Services—0.3%
1,100,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	544,500
1,500,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,136,250
1,800,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,773,684
		TOTAL	3,454,434
		Packaging—4.8%
550,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	562,375
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	359,625
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,301,563
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	208,131
2,200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,277,000
3,950,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,221,562
3,025,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,285,906
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,989,969
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,692,484
475,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	508,547
4,675,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,803,562
775,000		Crown Americas LLC, 4.50%, 1/15/2023	813,750
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,890,000
3,325,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,487,094
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,287,781
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	$547,813
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	748,828
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,832,688
475,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	509,735
6,350,000		Reynolds Group, 8.25%, 2/15/2021	6,611,169
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	574,875
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,238,156
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	321,750
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,263,125
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	465,290
4,375,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,484,375
		TOTAL	48,287,153
		Paper—0.3%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,986,875
		Pharmaceuticals—3.2%
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	318,500
1,950,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,779,375
3,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	2,811,375
2,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,730,000
6,900,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	7,245,000
700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	719,250
2,025,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,889,578
1,800,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,782,000
2,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,067,937
1,725,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,565,438
1,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,257,864
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	415,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$6,075,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	$5,353,594
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	166,250
2,725,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,411,625
		TOTAL	32,513,411
		Refining—0.6%
2,650,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	2,326,223
2,300,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	2,351,750
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,596,500
		TOTAL	6,274,473
		Restaurants—1.0%
250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	259,375
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,457,187
1,350,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,425,938
1,100,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	1,156,342
2,200,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	2,343,000
		TOTAL	9,641,842
		Retailers—1.4%
5,700,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	6,006,375
400,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 5/15/2024	420,500
925,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	968,937
2,075,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,155,406
1,500,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,226,250
675,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	705,983
2,200,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,383,326
550,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	598,400
		TOTAL	14,465,177
		Supermarkets—0.4%
1,275,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	1,322,812
2,100,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	2,259,810
		TOTAL	3,582,622
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—8.5%
$1,050,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	$971,250
5,200,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,602,000
1,600,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,512,000
950,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,023,625
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	986,813
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,695,802
1,525,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,626,032
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,001,063
725,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	767,760
3,775,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	4,092,447
2,475,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,570,906
175,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	182,219
10,275,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	10,557,562
2,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,473,375
6,175,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,819,937
4,900,000		Infor US, Inc., 6.50%, 5/15/2022	4,991,875
1,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,511,625
4,525,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	4,298,750
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	871,000
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	668,688
625,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	667,188
900,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	865,791
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,191,313
1,575,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,811,250
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,646,875
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	456,435
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	563,750
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	709,594
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,975,531
2,525,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	2,632,312
850,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	921,188
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,150,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	$2,391,875
800,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	862,000
1,725,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,824,187
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	362,250
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,610,062
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	691,438
500,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	520,000
1,450,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,596,812
3,575,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	3,977,187
2,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,413,125
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,130,250
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	549,938
3,450,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,760,500
		TOTAL	86,355,580
		Transportation Services—0.8%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	520,000
500,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	496,875
3,325,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	3,526,162
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,968,000
500,000		Hertz Corp., 5.875%, 10/15/2020	519,375
		TOTAL	8,030,412
		Utility - Electric—1.5%
3,650,000		Calpine Corp., 5.75%, 1/15/2025	3,650,000
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	210,250
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	690,625
600,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	603,372
12,614	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	12,708
4,100,000		NRG Energy, Inc., 6.25%, 5/1/2024	4,089,750
1,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,255,625
1,350,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	1,354,212
825,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	860,888
1,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,160,062
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,350,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	$1,380,375
		TOTAL	15,267,867
		Wireless Communications—4.7%
2,325,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	2,483,391
4,825,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	4,975,781
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	895,781
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,624,500
1,800,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,905,750
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	105,500
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	982,063
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	210,250
1,500,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,614,375
2,450,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,513,087
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	884,844
3,100,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	3,204,625
3,875,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,486,299
3,225,000		Sprint Corp., 7.125%, 6/15/2024	3,023,437
4,800,000		Sprint Corp., 7.875%, 9/15/2023	4,680,000
700,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	666,533
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	323,250
4,200,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,831,198
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	78,563
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,997,736
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	345,732
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	987,437
600,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	647,250
2,725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,939,593
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,455,016
		TOTAL	47,861,991
		Wireline Communications—0.5%
650,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	680,875
950,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	988,000
350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	367,938
2,325,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,449,969
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	$467,437
		TOTAL	4,954,219
		TOTAL CORPORATE BONDS (IDENTIFIED COST $848,366,616)	865,963,629
		COMMON STOCKS—8.5%
		Automotive—0.6%
117,335	[3]	American Axle & Manufacturing Holdings, Inc.	2,011,122
67,310		Goodyear Tire & Rubber Co.	1,975,548
17,375		Lear Corp.	2,020,539
		TOTAL	6,007,209
		Building Materials—0.5%
65,244	[3]	HD Supply, Inc.	2,355,961
91,418	[3]	USG Corp.	2,507,596
		TOTAL	4,863,557
		Consumer Products—0.5%
116,847	[3]	Party City Holdco, Inc.	2,035,475
216,069	[3]	Performance Sports Group Ltd.	583,258
16,715		Spectrum Brands Holdings, Inc.	2,243,153
		TOTAL	4,861,886
		Financial Institutions—0.2%
92,603		Ally Financial, Inc.	1,855,764
		Food & Beverage—0.2%
89,910	[3]	US Foods Holding Corp.	2,180,317
		Gaming—0.3%
195,750	[3]	Penn National Gaming, Inc.	2,775,735
		Health Care—0.6%
137,238	[3]	Community Health Systems, Inc.	1,465,702
68,870	[3]	Envision Healthcare Holdings, Inc.	1,477,950
43,877	[3]	Team Health Holdings, Inc.	1,461,104
78,715	[3]	Tenet Healthcare Corp.	1,881,289
		TOTAL	6,286,045
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	10,788
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	10,788
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrial - Other—0.3%
53,121	[3]	International Wire Group Holdings, Inc.	$2,682,610
		Lodging—0.2%
194,045	[3]	La Quinta Holdings, Inc.	2,241,220
		Media Entertainment—1.0%
5,792		Entercom Communication Corp.	79,409
222,792	[3]	Gray Television, Inc.	2,501,954
37,999		Nexstar Broadcasting Group, Inc., Class A	2,003,307
780,131	[3]	Radio One, Inc., Class D	2,699,253
310,499	[3]	Townsquare Media, Inc., Class A	3,027,365
		TOTAL	10,311,288
		Midstream—0.5%
64,761		Suburban Propane Partners LP	2,146,827
75,165		Williams Partners LP	2,863,787
		TOTAL	5,010,614
		Packaging—1.0%
63,582	[3]	Berry Plastics Group, Inc.	2,885,987
151,338	[3]	Multi Packaging Solutions International Ltd.	2,121,758
150,445	[3]	Owens-Illinois, Inc.	2,697,479
45,630		Sealed Air Corp.	2,150,542
		TOTAL	9,855,766
		Paper—0.8%
40,192	[3]	Clearwater Paper Corp.	2,494,717
199,031		Graphic Packaging Holding Co.	2,854,105
62,484		WestRock Co.	2,992,984
		TOTAL	8,341,806
		Pharmaceuticals—0.3%
13,555	[3]	Mallinckrodt PLC	1,010,390
69,000	[3]	Valeant Pharmaceuticals International, Inc.	2,003,070
		TOTAL	3,013,460
		Refining—0.2%
276,475	[3]	CVR Refining, LP	1,904,913
		Technology—1.3%
59,955		CDW Corp.	2,676,991
56,190	[3]	CommScope Holdings Co., Inc.	1,661,538
53,220	[3]	Microsemi Corp.	2,126,671
74,656	[3]	NCR Corp.	2,527,105
136,149	[3]	Tower Semiconductor Ltd.	2,133,455
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
35,105	[3]	Zebra Technologies Corp., Class A	$2,455,946
		TOTAL	13,581,706
		TOTAL COMMON STOCKS (IDENTIFIED COST $85,538,379)	85,784,684
		INVESTMENT COMPANIES—4.8%[7]
2,537,939		Federated Bank Loan Core Fund	25,480,904
23,369,877		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.33%[8]	23,369,877
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,691,881)	48,850,781
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $982,596,876)[9]	1,000,599,094
		OTHER ASSETS AND LIABILITIES - NET—1.0%[10]	10,254,383
		TOTAL NET ASSETS—100%	$1,010,853,477
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $450,621,293, which represented 44.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $448,894,366, which represented 44.4% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $983,337,022.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$80,626,981	$—	$—	$80,626,981
International	5,146,915	—	10,788	5,157,703
Debt Securities:
Corporate Bonds	—	865,963,629	0	865,963,629
Investment Companies[1]	23,369,877	—	—	48,850,781
TOTAL SECURITIES	$109,143,773	$865,963,629	$10,788	$1,000,599,094
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $25,480,904 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended 2/29/2016	Period Ended 2/28/2015[1]
Net Asset Value, Beginning of Period	$6.04	$6.88	$6.90
Income From Investment Operations:
Net investment income	0.16	0.33	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	(0.85)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.84	(0.52)	0.26
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.28)
Return of capital	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.16)	(0.32)	(0.28)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.72	$6.04	$6.88
Total Return[4]	14.07%	(7.79)%	3.86%
Ratios to Average Net Assets:
Net expenses	0.98%[5]	0.98%	0.98%[5]
Net investment income	4.91%[5]	5.11%	5.17%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.14%	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$132,049	$99,089	$17,781
Portfolio turnover	16%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended 2/29/2016	Period Ended 2/28/2015[1]
Net Asset Value, Beginning of Period	$6.03	$6.87	$6.90
Income From Investment Operations:
Net investment income	0.14	0.28	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	(0.85)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.83	(0.57)	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.24)
Return of capital	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.14)	(0.27)	(0.24)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.72	$6.03	$6.87
Total Return[4]	13.84%	(8.48)%	3.08%
Ratios to Average Net Assets:
Net expenses	1.71%[5]	1.72%	1.73%[5]
Net investment income	4.15%[5]	4.26%	4.46%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.13%	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,038	$23,870	$8,578
Portfolio turnover	16%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended February 28 or 29,		Period Ended 2/28/2014[1]
		2016	2015
Net Asset Value, Beginning of Period	$6.01	$6.85	$6.87	$6.58
Income From Investment Operations:
Net investment income	0.17	0.34	0.34	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	(0.84)	(0.01)	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.85	(0.50)	0.33	0.54
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.35)	(0.26)
Return of capital	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.17)	(0.34)	(0.35)	(0.26)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds[4]	—	—	—	0.01
Net Asset Value, End of Period	$6.69	$6.01	$6.85	$6.87
Total Return[5]	14.27%	(7.60)%	4.95%	8.70%[4]
Ratios to Average Net Assets:
Net expenses	0.73%[6]	0.73%	0.74%	0.74%[6]
Net investment income	5.16%[6]	5.21%	5.05%	5.32%[6]
Expense waiver/reimbursement[7]	0.12%[6]	0.13%	0.16%	0.27%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$201,700	$138,614	$81,313	$19,888
Portfolio turnover	16%	37%	36%	27%[8]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended February 28 or 29,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.02	$6.86	$6.88	$6.49	$6.05	$6.11
Income From Investment Operations:
Net investment income	0.16	0.33	0.32	0.34	0.39	0.39
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	(0.85)	(0.01)	0.38	0.32	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.84	(0.52)	0.31	0.72	0.71	0.33
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.33)	(0.34)	(0.39)	(0.39)
Return of capital	—	—	(0.00)[1,2]	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.32)	(0.33)	(0.34)	(0.39)	(0.39)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.01	0.12	—
Net Asset Value, End of Period	$6.70	$6.02	$6.86	$6.88	$6.49	$6.05
Total Return[4]	14.11%	(7.82)%	4.68%	11.58%[3]	14.18%[3]	5.84%
Ratios to Average Net Assets:
Net expenses	0.98%[5]	0.98%	0.98%	0.99%	0.99%	0.99%
Net investment income	4.92%[5]	4.89%	4.69%	4.99%	5.93%	6.42%
Expense waiver/reimbursement[6]	0.12%[5]	0.12%	0.17%	0.25%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$638,067	$500,561	$615,300	$613,951	$363,306	$244,257
Portfolio turnover	16%	37%	36%	27%	37%	50%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.12% and 2.01%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
August 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $48,850,781 of investment in affiliated holdings (Note 5) (identified cost $982,596,876)		$1,000,599,094
Cash		12,500
Income receivable		14,506,434
Receivable for investments sold		82,939
Receivable for shares sold		1,892,230
TOTAL ASSETS		1,017,093,197
Liabilities:
Payable for investments purchased	$4,215,732
Payable for shares redeemed	1,582,494
Income distribution payable	103,637
Payable to adviser (Note 5)	13,168
Payable for administrative fees (Note 5)	2,161
Payable for distribution services fee (Note 5)	24,144
Payable for other service fees (Notes 2 and 5)	168,528
Accrued expenses (Note 5)	129,856
TOTAL LIABILITIES		6,239,720
Net assets for 150,815,104 shares outstanding		$1,010,853,477
Net Assets Consist of:
Paid-in capital		$1,023,500,596
Net unrealized appreciation of investments		18,002,218
Accumulated net realized loss on investments and foreign currency transactions		(31,016,658)
Undistributed net investment income		367,321
TOTAL NET ASSETS		$1,010,853,477
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($132,048,554 ÷ 19,647,003 shares outstanding), no par value, unlimited shares authorized	$6.72
Offering price per share (100/95.50 of $6.72)	$7.04
Redemption proceeds per share (98.00/100 of $6.72)	$6.59
Class C Shares:
Net asset value per share ($39,037,868 ÷ 5,812,296 shares outstanding), no par value, unlimited shares authorized	$6.72
Offering price per share	$6.72
Redemption proceeds per share (97.00/100 of $6.72)	$6.52
Institutional Shares:
Net asset value per share ($201,699,925 ÷ 30,131,043 shares outstanding), no par value, unlimited shares authorized	$6.69
Offering price per share	$6.69
Redemption proceeds per share (98.00/100 of $6.69)	$6.56
Service Shares:
Net asset value per share ($638,067,130 ÷ 95,224,762 shares outstanding), no par value, unlimited shares authorized	$6.70
Offering price per share	$6.70
Redemption proceeds per share (98.00/100 of $6.70)	$6.57
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2016 (unaudited)
Investment Income:
Interest		$26,212,925
Dividends (including $585,367 received from affiliated holdings (Note 5))		1,123,328
TOTAL INCOME		27,336,253
Expenses:
Investment adviser fee (Note 5)	$2,784,643
Administrative fee (Note 5)	362,932
Custodian fees	22,163
Transfer agent fee	540,449
Directors'/Trustees' fees (Note 5)	7,147
Auditing fees	16,888
Legal fees	4,059
Portfolio accounting fees	96,786
Distribution services fee (Note 5)	119,593
Other service fees (Notes 2 and 5)	934,324
Share registration costs	65,882
Printing and postage	35,793
Miscellaneous (Note 5)	12,028
TOTAL EXPENSES	5,002,687
Waiver/reimbursement of investment adviser fee (Note 5)	(569,724)
Net expenses		4,432,963
Net investment income		22,903,290
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $58,279 on sales of investments in affiliated holdings (Note 5))		(6,549,492)
Net change in unrealized depreciation of investments		102,309,367
Net realized and unrealized gain on investments and foreign currency transactions		95,759,875
Change in net assets resulting from operations		$118,663,165
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2016	Year Ended 2/29/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,903,290	$37,996,583
Net realized loss on investments and foreign currency transactions	(6,549,492)	(1,137,070)
Net change in unrealized appreciation/depreciation of investments	102,309,367	(102,749,326)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	118,663,165	(65,889,813)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,955,600)	(2,443,302)
Class C Shares	(673,931)	(741,937)
Institutional Shares	(4,531,654)	(6,492,455)
Service Shares	(15,118,491)	(28,358,270)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,279,676)	(38,035,964)
Share Transactions:
Proceeds from sale of shares	294,786,280	477,899,595
Net asset value of shares issued to shareholders in payment of distributions declared	22,633,016	36,880,744
Cost of shares redeemed	(164,183,450)	(372,197,946)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	153,235,846	142,582,393
Redemption Fees	100,411	326,086
Change in net assets	248,719,746	38,982,702
Net Assets:
Beginning of period	762,133,731	723,151,029
End of period (including undistributed net investment income of $367,321 and $743,707, respectively)	$1,010,853,477	$762,133,731
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2016 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. On February 22, 2016, the Fund became a portfolio of a trust with the same name, Federated High Yield Trust (the “Trust”). The Trust consists of two portfolios. The financial statements included herein are only those of the Fund, a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Semi-Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $569,724 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$148,156
Class C Shares	37,034
Service Shares	749,134
TOTAL	$934,324
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At August 31, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$12,614	$12,708
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$641,893	$0
International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	5/26/2011-7/72015	$1,764,906	$1,714,219
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,176,468	$33,437,842	17,013,019	$109,364,811
Shares issued to shareholders in payment of distributions declared	451,059	2,929,886	380,035	2,402,783
Shares redeemed	(2,398,888)	(15,563,959)	(3,559,726)	(22,657,518)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,228,639	$20,803,769	13,833,328	$89,110,076

	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,240,943	$14,420,965	3,419,830	$22,324,266
Shares issued to shareholders in payment of distributions declared	102,901	668,920	114,872	738,012
Shares redeemed	(489,388)	(3,152,888)	(851,306)	(5,401,848)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,854,456	$11,936,997	2,683,396	$17,660,430
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,896,345	$69,983,855	19,696,911	$128,364,572
Shares issued to shareholders in payment of distributions declared	679,228	4,396,917	978,244	6,300,987
Shares redeemed	(4,505,455)	(28,884,964)	(9,482,197)	(59,820,929)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,070,118	$45,495,808	11,192,958	$74,844,630

	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,028,713	$176,943,618	33,288,673	$217,845,946
Shares issued to shareholders in payment of distributions declared	2,261,701	14,637,293	4,226,786	27,438,962
Shares redeemed	(18,257,808)	(116,581,639)	(44,036,961)	(284,317,651)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	12,032,606	$74,999,272	(6,521,502)	$(39,032,743)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	24,185,819	$153,235,846	21,188,180	$142,582,393
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2016, the redemption fees for Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $12,712, $3,399, $18,532 and $65,768, respectively. For the year ended February 29, 2016, the redemption fees for Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $23,001, $8,128, $54,857 and $240,100, respectively.
4. FEDERAL TAX INFORMATION
At August 31, 2016, the cost of investments for federal tax purposes was $983,337,022. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $17,262,072. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,253,746 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,991,674.
At February 29, 2016, the Fund had a capital loss carryforward of $16,384,278 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$10,351,776	NA	$10,351,776
2019	$6,032,502	NA	$6,032,502
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of February 29, 2016, for federal income tax purposes, post October losses of $7,074,086 were deferred to March 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2016, the Adviser voluntarily waived $557,718 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$119,593
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2016, FSC retained $74,979 of fees paid by the Fund. For the six months ended August 31, 2016, the Fund's A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2016, FSC retained $17,524 in sales charges from the sale of Class A Shares. FSC also retained $7,668 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended August 31, 2016, FSSC received $13,561 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.72%, 0.72% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the
Semi-Annual Shareholder Report

“Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $838,549 and $25,175, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Company and Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2016, the Adviser reimbursed $12,006. Transactions involving the affiliated holdings during the six months ended August 31, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/29/2016	1,093,192	12,723,891	13,817,083
Purchases/Additions	1,644,951	150,273,710	151,918,661
Sales/Reductions	(200,204)	(139,627,724)	(139,827,928)
Balance of Shares Held 8/31/2016	2,537,939	23,369,877	25,907,816
Value	$25,480,904	$23,369,877	$48,850,781
Dividend Income	$541,971	$43,396	$585,367
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2016, were as follows:
Purchases	$283,195,007
Sales	$141,554,000
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2016, the Fund had no outstanding loans. During the six months ended August 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2016, there were no outstanding loans. During the six months ended August 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2016 to August 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2016	Ending Account Value 8/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,140.70	$5.29
Class C Shares	$1,000	$1,138.40	$9.22
Institutional Shares	$1,000	$1,142.70	$3.94
Service Shares	$1,000	$1,141.10	$5.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.27	$4.99
Class C Shares	$1,000	$1,016.59	$8.69
Institutional Shares	$1,000	$1,021.53	$3.72
Service Shares	$1,000	$1,020.27	$4.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class C Shares	1.71%
Institutional Shares	0.73%
Service Shares	0.98%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
8092705 (10/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2016